CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 January 2014 Issuance [Member]	Sep. 30, 2014 January 2014 Issuance [Member]
Outstanding unsecured convertible promissory notes	$ 530,000	$ 530,000	$ 530,000	$ 1,120,000	$ 1,120,000
Debt discount	63,600	63,600	63,600	32,100	32,100
Amortized to interest expense	3,000	10,000		225,000	636,000
Unamortized debt discount			75,000	969,000	969,000
Debt issuance costs		160,500
Additional debt discount			83,452
Unamortized debt discount related to the converted notes	$ 271,413	$ 426,054